Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued liabilities and payables
Accrued administrative and operating expenses	$ 3,143	$ 3,314
Accrued interest	2,651	2,850
Refund liabilities	778	125
Accrued property tax	489	3,033
Current tax payable	418	818
Lease liability	45	75
Other accruals and payables	232	949
Total accrued liabilities and other payables	$ 7,756	$ 11,164